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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jean Berard
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jean Berard, Chief Compliance Officer   Montreal, Quebec, Canada  February 4, 2010
-----------------------------------------   ------------------------  ----------------
              [Signature]                         [City, State]            [Date]
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Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------

Form 13F Information Table Entry Total: 57
                                        ------------------

Form 13F Information Table Value Total: $ 2,577,741
                                        ------------------
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

          ITEM 1            ITEM 2   ITEM 3     ITEM 4              ITEM 5            ITEM 6   ITEM 7             ITEM 8
   --------------------     ------- ---------  ---------    ---------------------    --------  ------     ---------------------
                                              FAIR MARKET SH/PRN    SH/PRN PUT/CALL INVESTMENT               VOTING AUTHORITY
ISSUER                      CLASS     CUSIP     VALUE     AMOUNT                    DISCRETION  MGRS              (SHARES)
                                                (000s)                                 TYPE           (A)SOLE   (B)SHARED  (C)NONE
----------------------------------------------------------------------------------------------------------------------------------
3SBIO INC                   SP ADR  88575Y105        1999    145988   SH               SOLE             67888         0      78100
ABBOTT LABS                 COMMON  002824100       33148    613968   SH               SOLE             76300         0     537668
AFFYMAX INC                 COMMON  00826A109       30809   1245309   SH               SOLE           1013198         0     232111
ALEXION PHARM INC           COMMON  015351109       75386   1544156   SH               SOLE           1113000         0     431156
ALIGN TECH INC              COMMON  016255101        5063    284096   SH               SOLE             31387         0     252709
AMAG PHARMACEUTICALS        COMMON  00163U106       28228    742249   SH               SOLE            692249         0      50000
AMGEN INC                   COMMON  031162100      211391   3736796   SH               SOLE           2803129         0     933667
ARDEA BIOSCIENCES           COMMON  03969P107        3158    225595   SH               SOLE            219795         0       5800
AUXILIUM PHARMACEUTICALS    COMMON  05334D107       31389   1047001   SH               SOLE            871192         0     175809
BIOGEN IDEC INC             COMMON  09062X103       90758   1696410   SH               SOLE           1383702         0     312708
BIOMARIN PHARMACEUTICAL INC COMMON  09061G101       87689   4661819   SH               SOLE           3460743         0    1201076
BIOMIMETIC THERAPEUTICS     COMMON  09064X101       10149    850739   SH               SOLE            764808         0      85931
BIOSPECIFICS TECH CO        COMMON  090931106        3396    115708   SH               SOLE            115708         0          0
CARDIOME PHARMA CORP        COMMON  14159U202       18691   4200198   SH               SOLE           3926598         0     273600
CARDIONET INC               COMMON  14159L103        4667    785729   SH               SOLE            785729         0          0
CELGENE CORP                COMMON  151020104      204087   3665350   SH               SOLE           2690094         0     975256
CYCLACEL PHARMA             COMMON  23254L108         624    599655   SH               SOLE            599655         0          0
DEXCOM INC                  COMMON  252131107       11293   1399422   SH               SOLE           1264435         0     134987
DR REDDYS LABS LTD          ADR     256135203       24717   1020922   SH               SOLE            517331         0     503591
GEN PROBE INC               COMMON  36866T103       11927    277900   SH               SOLE            265000         0      12900
GENZYME CORP                COMMON  372917104      192339   3924481   SH               SOLE           2895300         0    1029181
GILEAD SCIENCES INC         COMMON  375558103      183867   4249292   SH               SOLE           3176300         0    1072992
GIVEN IMAGING               ORD SHS M52020100       20312   1163318   SH               SOLE            674012         0     489306
HOSPIRA INC                 COMMON  441060100       23803    466720   SH               SOLE            239700         0     227020
HUMAN GENOME SCIENCES INC   COMMON  444903108       71542   2339500   SH               SOLE           1904372         0     435128
INTERMUNE INC               COMMON  45884X103       51962   3984790   SH               SOLE           3088731         0     896059
INTUITIVE SURGIC INC        COMMON  46120E602       14859     48971   SH               SOLE              8100         0      40871
LIFE TECHNOLOGIES           COMMON  53217V109       66356   1270703   SH               SOLE           1029000         0     241703
LIGAND PHARMACEUTICALS INC  CL B    53220K207        1975    910143   SH               SOLE            910143         0          0
LUMINEX CORP DEL            COMMON  55027E102       54006   3617249   SH               SOLE           2906325         0     710924
MEDICINES CO                COMMON  584688105       34391   4123674   SH               SOLE           3358695         0     764979
MEDIVATION INC              COMMON  58501N101       55625   1477426   SH               SOLE           1173300         0     304126
MERCK & CO INC              COMMON  58933Y105       32769    896800   SH               SOLE            110700         0     786100
MOMENTA PHARMACEUTICALS     COMMON  60877T100       17973   1426433   SH               SOLE            525304         0     901129
MYLAN INC                   COMMON  628530107       60928   3305914   SH               SOLE           1235647         0    2070267
MYRIAD GENETICS INC         COMMON  62855J104       48262   1849816   SH               SOLE           1495000         0     354816
NOVARTIS AG                 SP ADR  66987V109        3342     61400   SH               SOLE             61400         0          0
NOVO-NORDISK AS             ADR     670100205        2159     33818   SH               SOLE             16718         0      17100
ONYX PHARMACEUTICALS        COMMON  683399109       94100   3207235   SH               SOLE           2653152         0     554083
OSI PHARMACEUTICALS         COMMON  671040103       38934   1253521   SH               SOLE            979509         0     274012
PERRIGO CO                  COMMON  714290103       20369    511387   SH               SOLE            266611         0     244776
PFIZER INC                  COMMON  717081103       33302   1830800   SH               SOLE            226000         0    1604800
PROGENICS PHARMACEUTICALS   COMMON  743187106       16315   3674465   SH               SOLE           3461065         0     213400
SAVIENT PHARMA              COMMON  80517Q100       50943   3743048   SH               SOLE           2799414         0     943634
SHIRE PLC                   SP ADR  82481R106       17946    305719   SH               SOLE            159872         0     145847
SIMCERE PHARMA              SP ADR  82859P104        2033    220014   SH               SOLE             58514         0     161500
ST JUDE MEDICAL INC         COMMON  790849103       15576    423502   SH               SOLE             43500         0     380002
STRYKER CORP                COMMON  863667101       10489    208245   SH               SOLE             21400         0     186845
TARGACEPT INC               COMMON  87611R306       30606   1464412   SH               SOLE           1075487         0     388925
TEVA PHARMACEUTICAL         ADR     881624209       49930    888747   SH               SOLE            391845         0     496902
THORATEC LABS CORP          COMMON  885175307       20041    744470   SH               SOLE            132435         0     612035
TRUBION PHARMACEUTICALS     COMMON  89778N102        1479    384142   SH               SOLE            384142         0          0
UNITED THERAPEUTICS         COMMON  91307C102      183524   3485734   SH               SOLE           2552864         0     932870
VARIAN MED SYS INC          COMMON  92220P105        9949    212357   SH               SOLE             21401         0     190956
VERTEX PHARMACEUTICL        COMMON  92532F100       93327   2177988   SH               SOLE           1786181         0     391807
WATSON PHARMACEUTCLS        COMMON  942683103       17371    438545   SH               SOLE            227700         0     210845
XENOPORT INC                COMMON  98411C100       46468   2505000   SH               SOLE           2039689         0     465311